Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Premises and equipment
Buildings and improvements	SFr 1,436	SFr 1,617
Land	294	347
Leasehold improvements	1,855	1,880
Software	6,478	5,909
Equipment	1,887	1,805
Premises and equipment	11,950	11,558
Accumulated depreciation	(7,153)	(6,720)
Total premises and equipment, net	4,797	4,838
Right-of-use assets [Abstract]
Right-of-use assets	3,035
Premises, equipment and right-of-use assets	SFr 7,832	SFr 4,838